Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Austria - 3.3%
Erste Group Bank AG	171,381	$9,391,439
Vienna Insurance Group AG Wiener Versicherung Gruppe	82,235	2,730,118
		12,121,557

Belgium - 5.6%
Azelis Group NV	108,080	2,368,061
KBC Group NV	117,308	9,332,808
UCB S.A.	49,399	8,917,377
		20,618,246

Czech Republic - 0.7%
Komercni Banka AS	77,835	2,743,961

Denmark - 3.2%
Pandora AS	42,434	6,993,890
Royal Unibrew AS	56,329	4,725,844
		11,719,734

Finland - 0.6%
Sampo Oyj	44,161	2,059,690

France - 10.5%
Dassault Aviation S.A.	20,111	4,152,692
Elis S.A.	415,455	8,670,201
Legrand S.A.	18,340	2,112,879
Publicis Groupe S.A.	65,828	7,203,990
SPIE S.A.	91,532	3,500,110
Technip Energies NV	372,287	8,995,493
Thales S.A.	26,939	4,281,458
		38,916,823

Germany - 13.9%
Beiersdorf AG	12,738	1,917,325
Brenntag SE	82,902	6,188,026
Hannover Rueck SE	8,857	2,528,319
Heidelberg Materials AG	53,958	5,878,189
Hensoldt AG	121,449	3,998,348
Hugo Boss AG	99,237	4,544,623
Ionos SE (a)	44,749	1,118,892
Jenoptik AG	62,480	1,928,582
RENK Group AG (a)	121,459	2,992,230
Rheinmetall AG	24,487	13,311,796
United Internet AG	330,109	6,790,513
		51,196,843

Ireland - 4.2%
AIB Group PLC	1,812,061	10,380,071
Bank of Ireland Group PLC	226,130	2,525,316
Ryanair Holdings PLC - ADR	60,783	2,746,153
		15,651,540

Italy - 0.8%
Buzzi SpA	26,495	1,057,207
DiaSorin S.p.A.	15,622	1,826,629
		2,883,836

Netherlands - 4.4%
Heineken NV	78,593	6,976,729
QIAGEN NV	206,303	9,325,729
		16,302,458

Norway - 0.8%
Storebrand ASA	282,494	3,099,991

Portugal - 2.1%
Jeronimo Martins SGPS S.A.	390,049	7,659,002

Spain - 4.6%
Bankinter S.A.	826,678	7,297,878
Fluidra S.A.	169,186	4,435,173
Industria de Diseno Textil S.A.	91,719	5,432,203
		17,165,254

Sweden - 2.9%
Assa Abloy AB - Class B	63,460	2,137,962
Hexpol AB	137,414	1,421,092
Trelleborg AB - Class B	181,869	7,000,304
		10,559,358

Switzerland - 5.5%
ABB, Ltd.	112,905	6,550,255
Holcim, Ltd.	120,725	11,822,946
Sulzer AG	12,751	2,092,095
		20,465,296

United Kingdom - 33.3%
BAE Systems PLC	563,845	9,361,011
Beazley PLC	608,414	6,213,243
British American Tobacco PLC	458,135	16,702,749
Bunzl PLC	180,247	8,536,336
Compass Group PLC	85,982	2,756,560
Glencore PLC	868,139	4,971,538
Haleon PLC	1,999,391	10,461,829
Hill & Smith PLC	37,812	1,039,058
IMI PLC	222,896	5,423,101
Next PLC	17,803	2,332,134
Rotork PLC	726,778	3,254,629
RS GROUP PLC	846,076	9,195,949
Savills PLC	140,934	2,234,685
Serco Group PLC	1,781,429	4,254,083
Smiths Group PLC	438,822	9,861,679
Softcat PLC	82,445	1,712,186
Spectris PLC	110,408	4,034,954
Unilever PLC	192,117	12,455,597
Vistry Group PLC (a)	348,630	6,096,852
WH Smith PLC	121,193	2,368,157
		123,266,330
TOTAL COMMON STOCKS (Cost $269,571,848)		356,429,919

PREFERRED STOCKS - 0.9%
Germany - 0.9%
FUCHS SE	71,250	3,462,230
TOTAL PREFERRED STOCKS (Cost $2,508,506)		3,462,230

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z, 4.78% (b)	10,648,885	10,648,885
TOTAL SHORT-TERM INVESTMENTS (Cost $10,648,885)		10,648,885

TOTAL INVESTMENTS - 100.2% (Cost $282,729,239)		370,541,034
Liabilities in Excess of Other Assets - (0.2)%		(702,220)
TOTAL NET ASSETS - 100.0%		$369,838,814

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$12,639,840	$343,790,079	$–
Preferred Stocks	–	3,462,230	–
Money Market Funds	10,648,885	–	–
Total Investments	$23,288,725	$347,252,309	$–